Loans Held for Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finance Receivable Transferred To Held For Sale [Line Items]
Estimated weighted average life of student loans	7 years	7 years 2 months 12 days
Average balance of Private Education Loans	$ 5,996,883	$ 5,328,048
Weighted Average Interest Rate of Private Education Loans	8.16%	8.38%
Average Balance Ffelp Loans	1,167,798	546,987
Weighted Average Interest Rate Ffelp loans	3.25%	2.75%
Repayment terms of most (Private) student loans	15 years
Ffelp Loans
Finance Receivable Transferred To Held For Sale [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	220,413	144,507
Private Education Loans
Finance Receivable Transferred To Held For Sale [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,667	1,793
Ffelp Loans
Finance Receivable Transferred To Held For Sale [Line Items]
Loans pledged to Borrower in Custody	95,555	101,197
Private Education Loans
Finance Receivable Transferred To Held For Sale [Line Items]
Loans pledged to Borrower in Custody	$ 870,736	$ 527,698